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                         TRANSAMERICA IDEX MUTUAL FUNDS


                           TA IDEX Loomis Sayles Bond
                     TA IDEX Mellon Market Neutral Strategy
                      TA IDEX BlackRock Natural Resources
                           TA IDEX UBS Dynamic Alpha


Supplement dated April 26, 2007 to the Statement of Additional Information dated December 27, 2006

The following supplements, amends and replaces the information on page 23 of the Statement of Additional Information under the section entitled "Distributor":

Effective May 1, 2007, Transamerica Capital, Inc. ("TCI"), located at 4600 South Syracuse Street, Suite 1100, Denver, CO 80237, will replace AFSG Securities Corporation ("AFSG") as the principal underwriter and distributor of the shares of the funds. TCI is an affiliate of Transamerica Fund Advisors, Inc. and AFSG.

All references therein to AFSG are hereby revised to be TCI.

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Investors Should Retain This Supplement for Future Use